Interest-Bearing Borrowings - Schedule of Loan Notes – Liability Component (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Notes Liability Component [Abstract]
Beginning balance	$ 8,745,192
Issued during the year	5,000,000	7,959,134
Finance costs	18,975,635	786,058
Repayment during the year	(32,720,827)
Ending balance		$ 8,745,192